Intangible assets - Summary of goodwill by segment (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Goodwill	£ 7,930	£ 8,216
Risk
Goodwill
Goodwill	3,902	4,004
Scientific, Technical & Medical
Goodwill
Goodwill	1,814	1,948
Legal
Goodwill
Goodwill	1,543	1,640
Exhibitions
Goodwill
Goodwill	631	£ 624
Print & print-related activities
Goodwill
Goodwill	£ 40